Dreyfus Institutional Short Term Treasury Fund
Semi-Annual Report

March 31, 1999

Year 2000 Issues (Unaudited)

   The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the funds investments and its share price.

Dreyfus Institutional Short Term Treasury Fund
-----------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to report the performance for Dreyfus Institutional Short Term Treasury Fund for the six-month period ended March 31, 1999 as shown in the following table:

                                         Income Dividends       Annualized
                                          Per Share         Distribution Rate
                        Total Return*     (Approximate)        Per Share**
                        -------------    ----------------   -----------------
Institutional Shares       1.23%             $0.054               5.51%
Investor Shares            1.62%             $0.052               5.24%

Economic Review

   The economy in the period ended March 31, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S. economy, pervasive disinflation and multiple rounds of central bank easing, which lowered interest rates in many parts of the world.

   Weakness in the world economy started in Asia with economic and financial stresses throughout most of the continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase of these crises occurred when Asian currencies dropped and short-term interest rates rose there as well. Then Latin America began to weaken, particularly Brazil. Tentative signs of a bottoming in Asia had emerged by the end of your fund's fiscal period; however, Brazil had not yet turned the corner.

   Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began the last year at a modest pace and showed signs of stagnation in early 1999. Even so, the new European central bank postponed the reduction in interest rates at the beginning of 1999, probably because of a desire to build anti-inflationary credibility. The bank finally eased in April of this year.

   The U.S. economy proved to be a superperformer during the period, growing at an above-trend rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

   The Federal Reserve eased monetary policy three times beginning on September 30, 1998, lowering the federal funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to a financial crisis linked to the Russian default and the financial problems of a major hedge fund. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, those rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

Market Environment

   The market environment for treasuries can best be described as complacent during the reporting period. There were a number of indicators all pointing to the economy entering a stronger growth phase. We believed that Fed action with respect to interest rates would more than likely remain on hold for some time.

Portfolio Focus

   We held the portfolio at or near a 1.5 year duration during the reporting period, which was a direct reflection of our view that the market had some near-term risks. This defensive posture worked out well over the last few months, as Treasuries in fact moved to higher yields.

                                  Very truly yours,

                                  /s/Gerald E. Thunelius

                                  Gerald E. Thunelius
                                  Portfolio Manager

April 19, 1999
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.
** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period.

Dreyfus Institutional Short Term Treasury Fund
------------------------------------------------------------------------------
Statement of Investments                            March 31, 1999 (Unaudited)

                                                                                            Principal
Bonds and Notes--100.3%                                                                        Amount         Value
-------------------------------------------------------------------------------            ------------    ------------
U.S. Treasury Notes--94.8%
   6.25%, 8/31/2000............................................................            $10,000,000    $ 10,170,600
   5.625%, 11/30/2000..........................................................             13,000,000      13,129,220
   4.625%, 12/31/2000..........................................................              4,000,000       3,974,880
   4.5%, 1/31/2001.............................................................             19,000,000      18,840,780
   5%, 2/28/2001...............................................................             18,000,000      18,002,340
                                                                                                          ------------
                                                                                                            64,117,820
                                                                                                          ------------

U.S. Treasury Principal Strips--5.5%
   Zero Coupon, 11/15/2001.....................................................              4,200,000       3,684,282
                                                                                                          ------------

TOTAL BONDS AND NOTES
   (cost $68,137,475)..........................................................                           $ 67,802,102
                                                                                                          ------------
                                                                                                          ------------

Short-term Investments--4.4%
Repurchase Agreements;
Bear Stearns & Co., 4.8%
   dated 3/31/1999, due 4/1/1999 in the amount of $3,000,400
   (fully collateralized by $3,035,000 U.S. Treasury Notes,
   5.875%, 8/31/1999, value $3,079,460)
   (cost $3,000,000)...........................................................           $  3,000,000    $  3,000,000
                                                                                                          ------------
                                                                                                          ------------

TOTAL INVESTMENTS
   (cost $71,137,475)..........................................................                 104.7%    $ 70,802,102
                                                                                                ------    ------------
                                                                                                ------    ------------

LIABILITIES, LESS CASH AND RECEIVABLES.........................................                  (4.7%)   $ (3,166,514)
                                                                                                ------    ------------
                                                                                                ------    ------------

NET ASSETS.....................................................................                 100.0%    $ 67,635,588
                                                                                                ------    ------------
                                                                                                ------    ------------




                       See notes to financial statements.

Dreyfus Institutional Short Term Treasury Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                   March 31, 1999 (Unaudited)

                                                                                              Cost           Value
                                                                                           ------------    ------------
ASSETS:            Investments in securitiesSee Statement of
                     Investments--Note 1(b)...................................            $71,137,475      $70,802,102
                   Receivable for investment securities sold...................                             13,974,370
                   Interest receivable.........................................                                565,941
                   Receivable for shares of Beneficial Interest subscribed.....                                 20,000
                                                                                                          ------------
                                                                                                            85,362,413
                                                                                                          ------------

LIABILITIES:       Due to The Dreyfus Corporation and affiliates...............                                 12,640
                   Due to Distributor..........................................                                  2,078
                   Cash overdraft due to Custodian.............................                              4,684,772
                   Payable for investment securities purchased.................                              7,985,856
                   Payable for shares of Beneficial Interest redeemed..........                              5,041,479
                                                                                                          ------------
                                                                                                            17,726,825
                                                                                                          ------------

NET ASSETS.....................................................................                            $67,635,588
                                                                                                          ------------
                                                                                                          ------------

REPRESENTED BY:    Paid-in capital.............................................                            $70,531,591
                   Accumulated net realized gain (loss) on investments.........                             (2,560,630)
                   Accumulated net unrealized appreciation (depreciation)
                     on investments--Note 4...................................                                (335,373)
                                                                                                          ------------

NET ASSETS.....................................................................                            $67,635,588
                                                                                                          ------------
                                                                                                          ------------

                                        NET ASSET VALUE PER SHARE
                                      -----------------------------
                                                                                         Institutional      Investor
                                                                                            Shares           Shares
                                                                                          ------------    ------------
Net Assets.....................................................................            $56,863,566     $10,772,022
Shares Outstanding.............................................................             28,651,730       5,393,937

NET ASSET VALUE PER SHARE......................................................                  $1.98           $2.00
                                                                                                ------          ------
                                                                                                ------          ------





                       See notes to financial statements.

Dreyfus Institutional Short Term Treasury Fund
-------------------------------------------------------------------------------
Statement of Operations             Six Months Ended March 31, 1999 (Unaudited)

INVESTMENT INCOME
INCOME             Interest Income.............................................                            $ 2,054,528
EXPENSES:          Management fee--Note 3(a)...................................        $    72,565
                   Distribution fees (Investor Shares)--Note 3(b)..............             13,774
                   Loan commitment fees--Note 2................................                219
                                                                                         ----------
                     Total Expenses............................................                                 86,558
                                                                                                           -----------

INVESTMENT INCOME-NET..........................................................                              1,967,970

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                   Net realized gain (loss) on investments.....................             250,565
                   Net unrealized appreciation (depreciation)
                     on investments............................................          (1,218,707)
                                                                                         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                               (968,142)
                                                                                                            ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................                             $  999,828
                                                                                                            ----------
                                                                                                            ----------




                       See notes to financial statements.

Dreyfus Institutional Short Term Treasury Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                                                         Six Months Ended
                                                                                          March 31, 1999        Year Ended
                                                                                            (Unaudited)      September 30, 1998
                                                                                         ----------------   -------------------
OPERATIONS:
   Investment income-net......................................................               $  1,967,970     $  7,314,056
   Net realized gain (loss) on investments.....................................                   250,565          735,426
   Net unrealized appreciation (depreciation) on investments...................                (1,218,707)         740,452
                                                                                             ------------     ------------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........                   999,828        8,789,934
                                                                                             ------------     ------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income-net:
     Institutional Shares......................................................                (1,680,653)      (5,910,338)
     Investor Shares...........................................................                  (287,317)      (1,403,718)
                                                                                             ------------     ------------
       Total Dividends.........................................................                (1,967,970)      (7,314,056)
                                                                                             ------------     ------------

BENEFICIAL INTEREST TRANSACTIONS:
   Net proceeds from shares sold:
     Institutional Shares......................................................                 5,919,028       21,307,797
     Investor Shares...........................................................                 4,688,361       25,627,049
   Dividends reinvested:
     Institutional Shares......................................................                   939,390        3,831,233
     Investor Shares...........................................................                   227,951        1,145,340
   Cost of shares redeemed:
     Institutional Shares......................................................               (14,344,937)     (79,327,433)
     Investor Shares...........................................................                (4,285,239)     (51,998,655)
                                                                                             ------------     ------------
       Increase (Decrease) in Net Assets from Beneficial Interest
         Transactions..........................................................                (6,855,446)     (79,414,669)
                                                                                             ------------     ------------
         Total Increase (Decrease) in Net Assets...............................                (7,823,588)     (77,938,791)
NET ASSETS:
   Beginning of Period.........................................................                75,459,176      153,397,967
                                                                                             ------------     ------------
   End of Period...............................................................               $67,635,588      $75,459,176
                                                                                             ------------     ------------
                                                                                             ------------     ------------

                                                                                                Shares            Shares
                                                                                             ------------     ------------

CAPITAL SHARE TRANSACTIONS:
   Institutional Shares
   -------------------
   Shares sold.................................................................                 2,969,438       10,748,506
   Shares issued for dividends reinvested......................................                   471,317        1,932,106
   Shares redeemed.............................................................                (7,197,088)     (39,942,147)
                                                                                             ------------     ------------
     Net Increase (Decrease) in Shares Outstanding.............................                (3,756,333)     (27,261,535)
                                                                                             ------------     ------------
                                                                                             ------------     ------------

   Investor Shares
   ---------------
   Shares sold.................................................................                 2,324,389       12,870,169
   Shares issued for dividends reinvested......................................                   113,490          574,808
   Shares redeemed.............................................................                (2,130,946)     (26,074,097)
                                                                                             ------------     ------------

     Net Increase (Decrease) in Shares Outstanding.............................                   306,933      (12,629,120)
                                                                                             ------------     ------------
                                                                                             ------------     ------------

--------------------
* Effective February 2, 1997, Class A shares were redesignated as
  Institutional Shares and Class B shares were redesignated as Investor Shares.

                                             See notes to financial statements.

Dreyfus Institutional Short Term Treasury Fund
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Funds financial statements.

                                                                             Institutional Shares
                                               ---------------------------------------------------------------------------
                                               Six Months Ended
                                                March 31, 1999                      Year Ended September 30,
                                                                 ---------------------------------------------------------
PER SHARE DATA:                                (Unaudited)        1998        1997(1)        1996        1995        1994(2)
                                                ----------       ------      ------         ------      ------      ------
   Net asset value, beginning of period.......   $  2.01        $  1.98     $  1.98        $  1.99     $  1.96     $  2.00
                                                --------         ------      ------         ------      ------      ------

   Investment Operations:
   Investment income--net.....................       .05            .12         .12            .13         .13         .10
   Net realized and unrealized gain (loss)
     on investments...........................      (.03)           .03          -            (.01)        .03        (.04)
                                                --------         ------      ------         ------      ------      ------

   Total from Investment Operations...........       .02            .15         .12            .12         .16         .06
                                                --------         ------      ------         ------      ------      ------

   Distributions:
   Dividends from investment income--net.....       (.05)          (.12)       (.12)          (.13)       (.13)       (.10)
                                                --------         ------      ------         ------      ------      ------

   Net asset value, end of period.............   $  1.98         $ 2.01      $ 1.98         $ 1.98      $ 1.99      $ 1.96
                                                --------         ------      ------         ------      ------      ------
                                                --------         ------      ------         ------      ------      ------

TOTAL INVESTMENT RETURN.......................      2.47%(3)       7.56%       6.23%          6.03%       8.45%       3.08%(3)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....       .20%(3)        .20%        .20%           .20%        .20%        .20%(3)
   Ratio of net investment income
     to average net assets....................      5.46%(3)       5.81%       6.04%          6.40%       6.48%       5.41%(3)
   Portfolio Turnover Rate....................    426.93%(4)     756.50%     952.81%        694.24%   1,926.32%   4,125.54%(4)
   Net Assets, end of period (000s Omitted)...   $56,864        $65,163    $118,102       $170,290    $160,748     $90,421

-------------------
(1) Effective February 2, 1997, Class A shares were redesignated as Institutional Shares.
(2) From October 29, 1993 (commencement of operations) to September 30, 1994.
(3) Annualized.
(4) Not annualized.



                                            See notes to financial statements.

Dreyfus Institutional Short Term Treasury Fund
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Funds financial statements.

                                                                             Institutional Shares
                                               ---------------------------------------------------------------------------
                                               Six Months Ended
                                                March 31, 1999                      Year Ended September 30,
                                                                 ---------------------------------------------------------
PER SHARE DATA:                                (Unaudited)        1998        1997(1)        1996        1995        1994(2)
                                                ----------       ------      ------         ------      ------      ------
   Net asset value, beginning of period.......   $  2.02        $  1.99     $  1.99        $  2.00     $  1.97     $  2.00
                                                --------         ------      ------         ------      ------      ------

   Investment Operations:
   Investment income--net....................        .05            .11         .12            .12         .13         .09
   Net realized and unrealized gain (loss)
     on investments...........................      (.02)           .03          -            (.01)        .03        (.03)
                                                --------         ------      ------         ------      ------      ------

   Total from Investment Operations...........       .03            .14         .12            .11         .16         .06
                                                --------         ------      ------         ------      ------      ------

   Distributions:
   Dividends from investment income--net.....       (.05)          (.11)       (.12)          (.12)       (.13)       (.09)
                                                --------         ------      ------         ------      ------      ------

   Net asset value, end of period.............   $  2.00         $ 2.02      $ 1.99         $ 1.99      $ 2.00      $ 1.97
                                                --------         ------      ------         ------      ------      ------
                                                --------         ------      ------         ------      ------      ------

TOTAL INVESTMENT RETURN.......................      3.25%(3)       7.30%       5.97%          5.76%       8.17%       3.39%(3)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....       .45%(3)        .45%        .45%           .45%        .45%        .45%(3)
   Ratio of net investment income
     to average net assets....................      5.21%(3)       5.57%       5.83%          6.13%       6.35%       5.01%(3)
   Portfolio Turnover Rate....................    426.93%(4)     756.50%     952.81%        694.24%   1,926.32%   4,125.54%(4)
   Net Assets, end of period (000s Omitted)...   $10,772        $10,296     $35,296        $24,490      $5,964     $23,147

-------------------
(1) Effective February 2, 1997, Class B shares were redesignated as Investor Shares.
(2) From October 29, 1993 (commencement of operations) to September 30, 1994.
(3) Annualized.
(4) Not annualized.

                                            See notes to financial statements.

Dreyfus Institutional Short Term Treasury Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

   Dreyfus Institutional Short Term Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide investors with a high level of current income with minimum fluctuation of principal value. The Dreyfus Corporation (the "Manager") serves as the Funds investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon").

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold without a sales load. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Institutional Shares and Investor Shares. Investor Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Under the terms of the custody agreement, the Manager receives net earnings credits based on available cash balances left on deposit.

   The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the sellers agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Dreyfus Institutional Short Term Treasury Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $2,786,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 1998. The carryover does not include net realized securities losses from November 1, 1997 through September 30, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, $682,000 of the carryover expires in fiscal 2003, $49,000 expires in fiscal 2004 and $2,055,000 expires in fiscal 2005.

NOTE 2--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 1999, the Fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .20 of 1% of the value of the Funds average daily net assets and is payable monthly.

   Unless the Manager gives the Fund's investors 90 days notice to the contrary, the Manager, and not the Fund, will be liable for Fund expenses, exclusive of taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses, other than the following expenses, which will be borne by the Fund: the management fee, and with respect to the Fund's Investor Shares, Rule 12b-1 Service Plan expenses.

   The Manager compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund.

   The Manager compensates Mellon under a custody agreement for providing custodial services for the Fund.

   (b) Under the Investor Shares Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for distributing the Fund's Investor Shares and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and any affiliate of either of them

Dreyfus Institutional Short Term Treasury Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(collectively, "Dreyfus") for advertising and marketing relating to the Fund's Investor Shares and for providing certain services relating to Investor Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the average daily net assets of Investor Shares. Both the Distributor and Dreyfus may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the Fund's Investor Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended March 31, 1999, the Fund was charged $13,774 for Investor Shares pursuant to the Plan.

   (c) Each trustee receives an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--Securities Transactions:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 1999, amounted to $309,387,873 and $315,110,854, respectively.

   At March 31, 1999, accumulated net unrealized depreciation on investments was $335,373, consisting of $4,697 gross unrealized appreciation and $340,070 gross unrealized depreciation.

   At March 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

Dreyfus Institutional
Short Term Treasury Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.           721/680SA993